Consolidated Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net (income) loss attributable to noncontrolling interests	$ (26)	$ 12	$ (24)
Investment Management
Net (income) loss attributable to noncontrolling interests	$ (26)	$ 12	$ (33)